Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net (loss)									$ (45.6)	$ (16.7)	$ (136.3)
Less: Income attributable to non-controlling interests									(1.7)	(1.4)	(13.7)
Change in carrying value of Series B preference shares									9.2	(36.4)	0.0
Less: Accrued dividends on Series A redeemable preference shares									0.0	(2.6)	(6.1)
Add: Redemption of SeriesﾠA redeemable preference shares									0.0	13.8	0.0
Net (loss) attributable to Sirius Group common shareholders									(38.1)	(43.3)	(156.1)
Change in carrying value of Series B preference shares									(9.2)	0.0	0.0
Net (loss) attributable to Sirius Group common shareholders on a diluted basis									$ (47.3)	$ (43.3)	$ (156.1)
Denominator:
Weighted average shares outstanding for basic earnings per share (in shares)									115,234,105	119,253,924	120,000,000
Add: Series B preference shares (in shares)									11,901,670	0	0
Weighted average shares outstanding for diluted earnings per share (in shares)									127,135,775	119,253,924	120,000,000
Earnings per share
Basic earnings per share (in dollars per share)	$ (1.19)	$ (0.02)	$ 0.05	$ 0.75	$ (1.31)	$ (0.23)	$ 0.78	$ 0.32	$ (0.33)	$ (0.36)	$ (1.30)
Diluted earnings per share (in dollars per share)	$ (1.19)	$ (0.06)	$ 0.05	$ 0.74	$ (1.31)	$ (0.23)	$ 0.78	$ 0.32	$ (0.37)	$ (0.36)	$ (1.30)
Potentially dilutive securities (in shares)									17,057,249	23,433,114	0